UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.5%
	Communication Services – 1.6%
150,500	MSG Networks, Inc.*	$3,633,070

	Consumer Discretionary – 18.8%
207,200	American Eagle Outfitters, Inc.	4,226,880
30,300	Bright Horizons Family Solutions, Inc.*	3,757,200
31,200	Burlington Stores, Inc.*	5,295,888
140,300	Duluth Holdings, Inc. - Class B*	3,563,620
61,800	Five Below, Inc.*	7,437,630
80,500	Ollie's Bargain Outlet Holdings, Inc.*	7,101,710
200,700	Party City Holdco, Inc.*	2,089,287
43,400	Pool Corp.	6,924,036
125,500	YETI Holdings, Inc.*	3,010,745
		43,406,996
	Consumer Staples – 4.4%
297,600	Nomad Foods Ltd.* 1	5,981,760
179,300	Sprouts Farmers Market, Inc.*	4,181,276
		10,163,036
	Energy – 1.0%
129,900	Matador Resources Co.*	2,416,140

	Financials – 6.6%
94,700	Ameris Bancorp	3,860,919
56,750	Green Dot Corp. - Class A*	3,663,212
90,300	Home BancShares, Inc.	1,759,044
48,000	Pinnacle Financial Partners, Inc.	2,817,120
77,900	PRA Group, Inc.*	2,507,601
12,700	Stifel Financial Corp.	691,261
		15,299,157
	Health Care – 21.9%
110,300	Arrowhead Pharmaceuticals, Inc.*	2,153,056
42,200	Cambrex Corp.*	1,744,548
127,300	Codexis, Inc.*	2,752,226
110,900	Evolent Health, Inc. - Class A*	1,462,771
138,700	Globus Medical, Inc. - Class A*	6,753,303
42,700	Heron Therapeutics, Inc.*	1,130,269
140,200	Horizon Pharma Plc* 1	4,067,202
29,200	Insulet Corp.*	2,742,172
28,300	LHC Group, Inc.*	3,104,227
29,100	Ligand Pharmaceuticals, Inc. - Class B*	3,610,728
92,000	Omnicell, Inc.*	7,815,400
39,000	Pacira Pharmaceuticals, Inc.*	1,606,020
19,900	Penumbra, Inc.*	2,660,033

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Health Care (Continued)
88,500	Retrophin, Inc.*	$1,996,560
20,000	Sage Therapeutics, Inc.*	3,185,000
13,200	Sarepta Therapeutics, Inc.*	1,903,968
50,800	Supernus Pharmaceuticals, Inc.*	2,074,672
		50,762,155
	Industrials – 12.8%
53,400	A.O. Smith Corp.	2,773,062
171,300	Advanced Disposal Services, Inc.*	4,542,876
67,000	ASGN Inc.*	4,315,470
92,100	Beacon Roofing Supply, Inc.*	3,340,467
22,000	John Bean Technologies Corp.	2,061,400
56,700	Saia, Inc.*	3,751,272
37,800	SiteOne Landscape Supply, Inc.*	2,030,238
29,600	Watsco, Inc.	4,259,144
160,500	Welbilt, Inc.*	2,563,185
		29,637,114
	Information Technology – 27.2%
21,200	2U, Inc.*	1,562,440
38,700	Bottomline Technologies de, Inc.*	1,930,356
138,500	Descartes Systems Group, Inc.* 1	4,783,790
85,300	Envestnet, Inc.*	5,204,153
49,000	EPAM Systems, Inc.*	7,927,220
49,000	Euronet Worldwide, Inc.*	6,581,680
54,900	Five9, Inc.*	2,911,896
23,500	Littelfuse, Inc.	4,537,615
65,800	Mimecast Ltd.* 1	3,176,824
24,700	New Relic, Inc.*	2,612,025
99,400	Perficient, Inc.*	2,843,834
150,000	Quantenna Communications, Inc.*	2,722,500
68,900	Rapid7, Inc.*	3,171,467
12,353	ShotSpotter, Inc.*	616,909
28,000	Silicon Laboratories, Inc.*	2,268,560
33,700	WEX, Inc.*	6,000,622
38,500	Wix.com Ltd.* 1	4,206,125
		63,058,016
	Real Estate – 1.2%
67,500	Terreno Realty Corp. - REIT	2,760,750

	Total Common Stocks (Cost $156,333,328)	221,136,434

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 3.0%
$6,880,019	UMB Money Market II Special, 2.22%[2]	$6,880,019

	Total Short-Term Investments (Cost $6,880,019)	6,880,019

	Total Investments – 98.5% (Cost $163,213,347)	228,016,453
	Other Assets in Excess of Liabilities – 1.5%	3,490,322

	Total Net Assets – 100.0%	$231,506,775

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.7%
	Australia – 6.1%
78,486	Accent Group Ltd.	$85,184
78,569	GWA Group Ltd.	172,777
157,497	IDP Education Ltd.	1,664,684
13,906	Nick Scali Ltd.	60,568
130,929	Regis Resources Ltd.	495,965
28,392	Sandfire Resources NL	147,428
76,450	SmartGroup Corp. Ltd.	459,882
		3,086,488
	Austria – 0.9%
11,581	Oesterreichische Post A.G.	458,920

	Belgium – 0.8%
1,169	Barco N.V.	178,435
6,222	D'ieteren S.A.	236,226
		414,661
	China – 5.4%
852,000	China Communications Services Corp. Ltd. - Class H	856,363
41,000	China Shineway Pharmaceutical Group Ltd.	42,934
46,900	Health and Happiness H&H International Holdings Ltd.*	302,617
166,000	Kerry Logistics Network Ltd.	275,758
245,000	Lonking Holdings Ltd.	82,085
318,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	161,232
200,000	SmarTone Telecommunications Holdings Ltd.	227,522
174,000	Vitasoy International Holdings Ltd.	751,433
3,300	VTech Holdings Ltd.	34,577
		2,734,521
	Denmark – 3.9%
36,064	GN Store Nord A/S	1,737,938
974	Rockwool International A/S - B Shares	237,731
		1,975,669
	Finland – 0.5%
10,677	Valmet OYJ	265,954

	France – 0.3%
1,620	Gaztransport Et Technigaz S.A.	145,748

	Germany – 6.1%
3,122	ADVA Optical Networking S.E.*	30,006
1,327	Carl Zeiss Meditec A.G.	113,200
14,212	Hamburger Hafen und Logistik A.G.	310,362
4,529	Isra Vision A.G.	190,855
18,015	Jenoptik A.G.	656,097
8,325	Nemetschek S.E.	1,215,798

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Germany (Continued)
237	Rational A.G.	$155,268
4,300	Siltronic A.G.	420,316
		3,091,902
	Italy – 3.1%
454,641	A2A S.p.A.	805,654
2,447	Amplifon S.p.A.	45,533
42,631	Fiera Milano S.p.A.*	223,047
19,110	Italgas S.p.A.	115,764
153,830	Piaggio & C S.p.A.	391,923
		1,581,921
	Japan – 31.7%
78,100	Aeon Mall Co., Ltd.	1,272,414
12,000	Cawachi Ltd.	225,542
2,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	56,430
9,700	Doutor Nichires Holdings Co., Ltd.	188,317
5,800	F-Tech, Inc.	50,525
3,300	Fuyo General Lease Co., Ltd.	173,785
3,900	G-Tekt Corp.	60,075
8,500	Glory Ltd.	207,572
23,000	Gurunavi, Inc.	149,599
39,700	Hiroshima Bank Ltd.	220,823
22,800	Ito En Ltd.	1,030,925
38,000	Iwatani Corp.	1,239,223
1,300	Jaccs Co., Ltd.	22,381
55,400	JTEKT Corp.	685,883
5,300	JVC Kenwood Corp.	13,028
3,500	Kaga Electronics Co., Ltd.	67,353
16,900	Kakaku.com, Inc.	324,612
6,500	Kanamoto Co., Ltd.	171,152
13,400	Kandenko Co., Ltd.	119,736
2,000	Kanematsu Corp.	23,505
23,900	Kewpie Corp.	545,048
6,100	Kintetsu World Express, Inc.	96,536
9,400	Kura Corp.	502,615
8,200	Maruzen Showa Unyu Co., Ltd.	214,297
4,100	Matsumotokiyoshi Holdings Co., Ltd.	140,510
17,400	Meidensha Corp.	247,891
8,300	Mimasu Semiconductor Industry Co., Ltd.	112,960
23,200	Mitsubishi Materials Corp.	636,899
1,900	Miyazaki Bank Ltd.	46,654
11,800	Nagase & Co., Ltd.	173,509

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Japan (Continued)
126,900	Nippon Suisan Kaisha Ltd.	$829,948
1,600	Nishio Rent All Co., Ltd.	49,235
4,700	Nisshin Oillio Group Ltd.	145,683
18,400	NS Solutions Corp.	485,648
8,700	Onoken Co., Ltd.	125,975
29,000	Rohto Pharmaceutical Co., Ltd.	761,522
3,200	Saizeriya Co., Ltd.	58,853
2,900	Shinagawa Refractories Co., Ltd.	88,198
3,700	Studio Alice Co., Ltd.	75,849
87,500	Sumitomo Forestry Co., Ltd.	1,139,035
65,400	Sun Frontier Fudousan Co., Ltd.	744,562
5,500	Sun-Wa Technos Corp.	47,764
8,400	Takara Bio, Inc.	191,942
29,200	Takara Leben Co., Ltd.	94,570
39,500	Toyo Construction Co., Ltd.	161,948
4,000	TPR Co., Ltd.	87,776
31,700	UACJ Corp.	623,676
26,500	Unipres Corp.	471,682
3,400	Valor Holdings Co., Ltd.	86,171
1,900	Xebio Holdings Co., Ltd.	21,444
31,400	Yamazen Corp.	337,762
1,900	Yorozu Corp.	27,239
10,900	Yuasa Trading Co., Ltd.	328,081
		16,004,362
	Luxembourg – 0.6%
12,221	Grand City Properties S.A.	287,733

	Netherlands – 2.0%
11,312	Heijmans N.V.*	129,949
24,887	Signify N.V.[1]	660,955
4,468	TKH Group N.V.	219,029
		1,009,933
	Norway – 2.6%
2,932	Salmar A.S.A.	140,557
42,879	TGS Nopec Geophysical Co. A.S.A.	1,166,097
		1,306,654
	Portugal – 1.0%
57,080	Altri SGPS S.A.	466,145
10,699	REN - Redes Energeticas Nacionais SGPS S.A.	31,761
		497,906

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Singapore – 1.9%
69,300	Best World International Ltd.	$125,581
78,900	ComfortDelGro Corp. Ltd.	139,476
50,400	Venture Corp. Ltd.	663,550
		928,607
	Spain – 3.5%
36,264	Cia de Distribucion Integral Logista Holdings S.A.	913,199
115,886	Ence Energia y Celulosa S.A.	834,348
		1,747,547
	Sweden – 5.2%
72,493	Betsson A.B.	582,314
3,610	Evolution Gaming Group A.B.[1]	269,499
1,236	Lifco A.B. - B Shares	50,586
13,303	Nolato A.B. - B Shares	595,581
39,292	Swedish Orphan Biovitrum A.B.*	853,823
21,070	Wihlborgs Fastigheter A.B.	279,869
		2,631,672
	Switzerland – 1.6%
32,563	Ferrexpo PLC	112,243
4,050	Kardex A.G.	538,052
12,302	OC Oerlikon Corp. A.G.	164,421
		814,716
	United Kingdom – 18.5%
20,301	Bodycote PLC	204,356
531,728	boohoo.com PLC*	1,235,527
9,307	Dialog Semiconductor PLC*	283,804
2,354	Diploma PLC	42,210
56,228	Dunelm Group PLC	624,175
3,006	Electrocomponents PLC	22,079
15,685	EMIS Group PLC	197,623
2,299	Go-Ahead Group PLC	62,323
54,436	Greggs PLC	1,292,313
40,256	Gulf Keystone Petroleum Ltd.*	121,996
619,518	Hays PLC	1,248,896
54,114	Pagegroup PLC	323,249
19,126	Pets at Home Group Plc	38,404
283,283	QinetiQ Group PLC	1,152,669
105,540	Redde PLC	215,559
20,697	Redrow PLC	170,874
15,948	Spirent Communications PLC	31,684
41,300	SSP Group PLC	363,703

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United Kingdom (Continued)
62,321	WH Smith PLC	$1,734,078
		9,365,522
	Total Common Stocks (Cost $46,283,983)	48,350,436

	Exchange-Traded Funds – 2.0%
	United States – 2.0%
16,000	iShares MSCI EAFE ETF - ETF	1,028,320

	Total Exchange-Traded Funds (Cost $967,568)	1,028,320

Principal Amount
	Short-Term Investments – 2.7%
$1,372,711	UMB Money Market II Special, 2.22%[2]	1,372,711

	Total Short-Term Investments (Cost $1,372,711)	1,372,711

	Total Investments – 100.4% (Cost $48,624,262)	50,751,467
	Liabilities in Excess of Other Assets – (0.4)%	(201,466)

	Total Net Assets – 100.0%	$50,550,001

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $930,454 which represents 1.8% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.0%
	Communication Services – 5.2%
1,010	AMC Networks, Inc. - Class A*	$66,367
3,070	Cargurus, Inc.*	131,181
10,851	MSG Networks, Inc.*	261,943
6,450	Sinclair Broadcast Group, Inc. - Class A	232,845
30,344	TEGNA, Inc.	399,631
1,640	Yelp, Inc.*	61,106
		1,153,073
	Consumer Discretionary – 10.2%
4,345	1-800-Flowers.com, Inc. - Class A*	77,515
3,539	America's Car-Mart, Inc.*	288,782
720	Asbury Automotive Group, Inc.*	51,689
6,840	Boot Barn Holdings, Inc.*	194,940
8,177	Carrols Restaurant Group, Inc.*	87,412
5,210	Conn's, Inc.*	122,904
5,640	Core-Mark Holding Co., Inc.	177,716
4,060	Del Taco Restaurants, Inc.*	41,980
6,419	El Pollo Loco Holdings, Inc.*	97,120
1,600	iRobot Corp.*	200,096
11,676	Malibu Boats, Inc. - Class A*	539,548
1	MDC Holdings, Inc.	27
9,204	Modine Manufacturing Co.*	138,336
27,270	Office Depot, Inc.	94,627
620	Sleep Number Corp.*	27,063
5,102	Zumiez, Inc.*	126,019
		2,265,774
	Consumer Staples – 1.5%
5,250	elf Beauty, Inc.*	41,737
2,180	Freshpet, Inc.*	89,860
2,080	Performance Food Group Co.*	80,142
3,030	Sprouts Farmers Market, Inc.*	70,660
773	Weis Markets, Inc.	38,890
		321,289
	Energy – 2.5%
4,480	Cactus, Inc. - Class A*	162,445
1,253	CVR Energy, Inc.	50,797
3,420	Delek U.S. Holdings, Inc.	120,999
7,973	Exterran Corp.*	136,099
2,180	Keane Group, Inc.*	24,024
910	Penn Virginia Corp.*	48,830
		543,194

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financials – 12.9%
2,865	Bank OZK	$93,972
3,000	Brighthouse Financial, Inc.*	116,160
16,435	Cathay General Bancorp	638,335
5,665	ConnectOne Bancorp, Inc.	122,194
610	Evercore, Inc. - Class A	56,181
10,140	First Merchants Corp.	409,555
650	IBERIABANK Corp.	50,849
2,060	Lakeland Bancorp, Inc.	34,464
5,247	NMI Holdings, Inc. - Class A*	126,715
15,161	On Deck Capital, Inc.*	93,089
2,220	Peapack Gladstone Financial Corp.	64,558
8,880	Renasant Corp.	339,926
7,818	Universal Insurance Holdings, Inc.	305,215
4,690	Univest Corp. of Pennsylvania	124,332
6,050	Western Alliance Bancorp*	279,933
		2,855,478
	Health Care – 15.7%
45,557	Accuray, Inc.*	219,585
7,090	Akebia Therapeutics, Inc.*	51,615
2,490	Amedisys, Inc.*	309,507
3,190	Bruker Corp.	121,890
3,960	Computer Programs & Systems, Inc.	130,442
3,520	CytomX Therapeutics, Inc.*	39,494
2,895	Eagle Pharmaceuticals, Inc.*	144,953
2,910	Enanta Pharmaceuticals, Inc.*	298,391
6,066	Endo International PLC*1	66,665
830	Ensign Group, Inc.	41,044
830	Genomic Health, Inc.*	63,055
7,470	Halozyme Therapeutics, Inc.*	128,858
5,511	Integer Holdings Corp.*	501,281
14,750	Invitae Corp.*	296,770
1,520	KalVista Pharmaceuticals, Inc.*	34,474
4,570	MacroGenics, Inc.*	91,400
8,391	Phibro Animal Health Corp. - Class A	245,856
4,100	Premier, Inc. - Class A*	149,978
1,550	PTC Therapeutics, Inc.*	53,537
6,470	Repligen Corp.*	385,094
1,570	Veracyte, Inc.*	31,730
3,830	Vericel Corp.*	71,659
		3,477,278

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials – 21.7%
2,650	Applied Industrial Technologies, Inc.	$154,071
12,890	BMC Stock Holdings, Inc.*	246,586
3,697	Brady Corp. - Class A	174,905
4,090	Comfort Systems USA, Inc.	219,306
1,000	CSW Industrials, Inc.*	56,780
4,430	Echo Global Logistics, Inc.*	106,409
3,480	Encore Wire Corp.	206,155
7,007	Federal Signal Corp.	172,232
2,720	Forward Air Corp.	175,848
6,340	GMS, Inc.*	123,947
7,520	H&E Equipment Services, Inc.	216,501
10,120	Harsco Corp.*	226,486
2,450	Herc Holdings, Inc.*	107,800
3,550	Herman Miller, Inc.	130,214
6,330	Hub Group, Inc. - Class A*	272,064
6,450	Knoll, Inc.	136,482
5,322	Korn Ferry	259,660
1,410	Landstar System, Inc.	153,239
5,812	McGrath RentCorp	347,790
2,040	Patrick Industries, Inc.*	92,228
12,582	Resources Connection, Inc.	218,549
7,190	Schneider National, Inc. - Class B	157,389
1,570	SPX FLOW, Inc.*	54,196
960	TrueBlue, Inc.*	22,099
8,560	Universal Forest Products, Inc.	265,103
9,240	WESCO International, Inc.*	503,118
		4,799,157
	Information Technology – 16.8%
10,454	A10 Networks, Inc.*	72,969
1,030	Acacia Communications, Inc.*	54,950
1,560	Agilysys, Inc.*	32,604
33,629	Amkor Technology, Inc.*	295,263
1,390	Anixter International, Inc.*	81,565
2,510	Cardtronics, PLC.*1	74,070
5,046	Comtech Telecommunications Corp.	133,719
5,060	Control4 Corp.*	91,131
11,780	Diodes, Inc.*	475,087
9,141	EVERTEC, Inc.[1]	261,615
23,365	Extreme Networks, Inc.*	192,060
900	Fabrinet*1	52,650
5,328	KEMET Corp.	100,966

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology (Continued)
940	Manhattan Associates, Inc.*	$51,465
640	ManTech International Corp. - Class A	34,784
4,830	Mellanox Technologies Ltd.*1	518,935
920	Nanometrics, Inc.*	26,183
4,464	NIC, Inc.	76,290
1,420	PCM, Inc.*	47,698
7,800	Presidio, Inc.	129,714
3,454	QAD, Inc. - Class A	156,328
18,720	Quantenna Communications, Inc.*	339,768
230	RingCentral, Inc. - Class A*	24,217
2,060	SMART Global Holdings, Inc.*1	60,379
780	Smartsheet, Inc. - Class A*	29,827
2,160	SPS Commerce, Inc.*	230,645
2,000	TTEC Holdings, Inc.	68,520
		3,713,402
	Materials – 3.8%
2,815	Ferro Corp.*	54,583
2,790	Innophos Holdings, Inc.	92,628
5,378	Innospec, Inc.	440,243
4,300	Materion Corp.	248,454
		835,908
	Real Estate – 7.2%
15,972	Chatham Lodging Trust - REIT	319,121
1,563	GEO Group, Inc. - REIT	35,511
7,100	Industrial Logistics Properties Trust - REIT	148,106
2,560	LTC Properties, Inc. - REIT	113,715
1,710	National Health Investors, Inc. - REIT	133,431
7,740	Outfront Media, Inc. - REIT	173,686
3,293	PS Business Parks, Inc. - REIT	484,631
2,960	Retail Properties of America, Inc. - Class A - REIT	36,882
6,860	Senior Housing Properties Trust - REIT	88,837
3,276	Urstadt Biddle Properties, Inc. - REIT	68,534
		1,602,454
	Utilities – 1.5%
1,866	Chesapeake Utilities Corp.	167,959
6,456	MDU Resources Group, Inc.	170,567
		338,526
	Total Common Stocks (Cost $20,140,732)	21,905,533

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Rights – 0.0%
7,920	First Eagle Holdings, Inc. *[3]	$5,702

	Total Rights (Cost $—)	5,702

Principal Amount
	Short-Term Investments – 1.0%
$217,941	UMB Money Market II Special, 2.22%[2]	217,941

	Total Short-Term Investments (Cost $217,941)	217,941

	Total Investments – 100.0% (Cost $20,358,673)	22,129,176
	Liabilities in Excess of Other Assets – 0.0%	(9,630)

	Total Net Assets – 100.0%	$22,119,546

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Level 3 securities valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $5,702.

See accompanying Notes to Schedule of Investments.

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 93.1%
	Communication SERVICES – 11.0%
368	Alphabet, Inc. - Class A*	$414,570
382	Alphabet, Inc. - Class C*	427,809
5,968	Comcast Corp. - Class A	230,783
1,551	Facebook, Inc. - Class A*	250,409
481	Netflix, Inc.*	172,246
		1,495,817
	Consumer Discretionary – 14.0%
421	Amazon.com, Inc.*	690,368
3,837	LKQ Corp.*	106,285
3,788	Ross Stores, Inc.	359,216
1,115	Ulta Beauty, Inc.*	348,426
2,624	VF Corp.	229,233
1,815	Yum! Brands, Inc.	171,518
		1,905,046
	Consumer Staples – 5.2%
5,761	Coca-Cola Co.	261,204
1,481	Costco Wholesale Corp.	323,954
2,218	Unilever PLC - ADR[1]	118,064
		703,222
	Energy – 0.7%
1,011	EOG Resources, Inc.	95,034

	Financials – 1.9%
3,269	Intercontinental Exchange, Inc.	252,203

	Health Care – 18.3%
1,760	AbbVie, Inc.	139,462
584	ABIOMED, Inc.*	195,348
1,131	Alexion Pharmaceuticals, Inc.*	153,058
1,946	Danaher Corp.	247,181
2,285	Eli Lilly & Co.	288,573
4,394	Globus Medical, Inc. - Class A*	213,944
722	Incyte Corp.*	62,258
975	LHC Group, Inc.*	106,948
672	Ligand Pharmaceuticals, Inc. - Class B*	83,382
1,382	Pacira Pharmaceuticals, Inc.*	56,911
961	Sage Therapeutics, Inc.*	153,039
1,711	Stryker Corp.	322,540
1,946	UnitedHealth Group, Inc.	471,360
		2,494,004
	Industrials – 9.9%
3,208	AMETEK, Inc.	255,293

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrials (Continued)
2,487	Fortive Corp.	$202,865
612	TransDigm Group, Inc.*	265,663
1,312	Verisk Analytics, Inc. - Class A*	165,876
5,455	Waste Connections, Inc.[1]	454,947
		1,344,644
	Information Technology – 29.9%
1,530	ANSYS, Inc.*	271,208
4,978	Apple, Inc.	861,941
421	Broadcom Ltd.	115,926
4,187	Cisco Systems, Inc.	216,761
2,366	Cognizant Technology Solutions Corp. - Class A	167,939
2,634	EPAM Systems, Inc.*	426,128
1,196	Fidelity National Information Services, Inc.	129,347
2,218	Fortinet, Inc.*	192,500
765	KLA-Tencor Corp.	88,350
6,219	Microsoft Corp.	696,715
1,602	PayPal Holdings, Inc.*	157,108
1,509	salesforce.com, Inc.*	246,948
3,323	Visa, Inc. - Class A	492,203
		4,063,074
	Materials – 2.2%
1,760	Ecolab, Inc.	297,282

	Total Common Stocks (Cost $10,139,113)	12,650,326

Principal Amount
	Short-Term Investments – 7.1%
$969,004	UMB Money Market II Special, 2.22%[2]	969,004

	Total Short-Term Investments (Cost $969,004)	969,004

	Total Investments – 100.2% (Cost $11,108,117)	13,619,330
	Liabilities in Excess of Other Assets – (0.2)%	(20,768)

	Total Net Assets – 100.0%	$13,598,562

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Multi Strategy Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Mutual Funds – 98.4%
260,438	Bramshill Income Performance Fund - Class Institutional	$2,596,563
967,750	Oak Ridge Disciplined Growth Fund - Class I1	13,267,847
707,943	Oak Ridge Dividend Growth Fund - Class I1	11,341,242
1,686,263	Oak Ridge Dynamic Small Cap Fund - Class I1	21,095,149
567,763	Oak Ridge Global Resources & Infrastructure Fund - Class I1	6,432,752
236,506	Oak Ridge International Small Cap Fund - Class I1	2,355,600
50,131	Wavelength Interest Rate Neutral Fund	502,313

	Total Mutual Funds (Cost $54,381,280)	57,591,466

Principal Amount
	Short-Term Investments – 1.8%
$1,080,111	UMB Money Market II Special, 2.22%[2]	1,080,111

	Total Short-Term Investments (Cost $1,080,111)	1,080,111

	Total Investments – 100.2% (Cost $55,461,391)	58,671,577
	Liabilities in Excess of Other Assets – (0.2)%	(139,666)

	Total Net Assets – 100.0%	$58,531,911

[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks – 95.9%
	Communication Services – 5.0%
6,219	Verizon Communications, Inc.	$353,985
2,532	Walt Disney Co.	285,711
		639,696
	Consumer Discretionary – 8.1%
5,315	Carnival Corp.[1]	306,994
2,164	Home Depot, Inc.	400,643
3,579	VF Corp.	312,662
		1,020,299
	Consumer Staples – 6.2%
7,562	Coca-Cola Co.	342,861
3,962	Kraft Heinz Co.	131,499
5,769	Unilever PLC - ADR[1]	307,084
		781,444
	Energy – 6.9%
2,402	Chevron Corp.	287,231
3,107	Exxon Mobil Corp.	245,546
18,074	Kinder Morgan, Inc.	346,298
		879,075
	Financials – 16.0%
1,074	BlackRock, Inc.	476,018
9,816	Blackstone Group LP	327,756
3,352	CME Group, Inc.	609,763
5,905	JPMorgan Chase & Co.	616,246
		2,029,783
	Health Care – 19.2%
3,327	AbbVie, Inc.	263,631
1,492	Becton, Dickinson and Co.	371,195
3,656	Eli Lilly & Co.	461,716
4,155	Novartis A.G. - ADR[1]	379,061
2,779	Stryker Corp.	523,869
1,814	UnitedHealth Group, Inc.	439,387
		2,438,859
	Industrials – 10.6%
1,105	Boeing Co.	486,156
2,952	Stanley Black & Decker, Inc.	390,933
4,655	Waste Management, Inc.	471,319
		1,348,408
	Information Technology – 21.7%
2,313	Apple, Inc.	400,496
3,376	Automatic Data Processing, Inc.	516,629

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2019 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology (Continued)
9,603	Cisco Systems, Inc.	$497,147
3,449	Fidelity National Information Services, Inc.	373,009
5,448	Microsoft Corp.	610,340
6,678	QUALCOMM, Inc.	356,539
		2,754,160
	Materials – 2.2%
1,580	Linde PLC[1]	273,719
	Total Common Stocks (Cost $10,713,686)	12,165,443

Principal Amount
	Short-Term Investments – 4.2%
$531,566	UMB Money Market II Special, 2.22%[2]	531,566

	Total Short-Term Investments (Cost $531,566)	531,566

	Total Investments – 100.1% (Cost $11,245,252)	12,697,009
	Liabilities in Excess of Other Assets – (0.1)%	(17,366)

	Total Net Assets – 100.0%	$12,679,643

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

Note 1 – Organization

Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”) and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. The Class A shares commenced operations on December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received, and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Class A shares commenced operations on December 1, 2015.

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares. Class A shares had not yet commenced operations as of February 28, 2019.

The Multi Strategy Fund’s primary investment objective is to seek capital appreciation. The Multi Strategy Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Multi Strategy Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares. Effective July 18, 2017, the Large Cap Growth Fund changed its name to the Multi Strategy Fund.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are values at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Multi Strategy Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statements of Operations for the Multi Strategy Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

Note 3 – Federal Income Taxes

At February 28, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Cost of investments	$163,995,971	$49,229,618	$20,358,673

Gross unrealized appreciation	$73,647,526	$4,059,439	$2,550,493
Gross unrealized depreciation	(9,627,044)	(2,537,590)	(779,990)
Net unrealized appreciation on investments	$64,020,482	$1,521,849	$1,770,503

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Cost of investments	$11,108,117	$55,477,895	$11,245,252

Gross unrealized appreciation	$2,715,297	$3,848,575	$1,895,952
Gross unrealized depreciation	(204,084)	(654,893)	(444,195)
Net unrealized appreciation on investments	$2,511,213	$3,193,682	$1,451,757

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2019, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$221,136,434	$-	$-	$221,136,434
Short-Term Investments	6,880,019	-	-	6,880,019
Total	$228,016,453	$-	$-	$228,016,453

International Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$48,350,436	$-	$-	$48,350,436
Exchange-Traded Funds	1,028,320	-	-	1,028,320
Short-Term Investments	1,372,711	-	-	1,372,711
Total	$50,751,467	$-	$-	$50,751,467

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$21,905,533	$-	$-	$21,905,533
Rights	-	-	5,702	5,702
Short-Term Investments	217,941	-	-	217,941
Total	$22,123,474	$-	$5,702	$22,129,176

Disciplined Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,650,326	$-	$-	$12,650,326
Short-Term Investments	969,004	-	-	969,004
Total	$13,619,330	$-	$-	$13,619,330

Multi Strategy Fund	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds	$57,591,466	$-	$-	$57,591,466
Short-Term Investments	1,080,111	-	-	1,080,111
Total	$58,671,577	$-	$-	$58,671,577

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,165,443	$-	$-	$12,165,443
Short-Term Investments	531,566	-	-	531,566
Total	$12,697,009	$-	$-	$12,697,009

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Oak Ridge Dynamic Small Cap Fund
Beginning balance May 31, 2018	$7,524
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(1,822)
Net purchases	-
Net sales	-
Balance as of February 28, 2019	$5,702

Impact to
Valuation
	Fair Value				from an
	February 28,	Valuation	Unobservable	Input	increase in
	2019	Methodologies	Input(1)	Range/Value	Input(2)
Oak Ridge Dynamic Small Cap - Rights	$5,702	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2019 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

Small Cap Growth Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
Oak Ridge International Small Cap Fund	$4,714,121	$98,987	$(4,033,658)	$(36,231)	$(743,219)	$-	$18,257	$80,730

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge International Small Cap Fund	370,607	10,475	(381,082)	-

Multi Strategy Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
Oak Ridge Disciplined Growth Fund	$13,977,674	$2,011,673	$(3,155,000)	$436,572	$(3,072)	$13,267,847	$121,673	$-
Oak Ridge Dividend Growth Fund	9,601,977	1,888,251	(400,000)	32,191	218,823	11,341,242	288,251	-
Oak Ridge Dynamic Small Cap Fund	26,855,297	3,801,875	(5,250,000)	(30,201)	(4,281,822)	21,095,149	3,801,875	-
Oak Ridge Global Resources & Infrastructure Fund	12,227,212	178,654	(4,150,000)	(29,088)	(1,794,026)	6,432,752	178,654	-
Oak Ridge International Small Cap Fund	3,450,847	237,812	(575,000)	(203,780)	(554,279)	2,355,600	237,812	-
Total				$205,694	$(6,414,376)	$54,492,590	$4,628,265	$-

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2019 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge Disciplined Growth Fund	1,062,133	148,333	(242,716)	967,750
Oak Ridge Dividend Growth Fund	613,545	120,525	(26,127)	707,943
Oak Ridge Dynamic Small Cap Fund	1,773,798	335,558	(423,093)	1,686,263
Oak Ridge Global Resources & Infrastructure Fund	922,808	16,760	(371,805)	567,763
Oak Ridge International Small Cap Fund	271,293	25,165	(59,952)	236,506
Total				4,166,225

Note 6 – Events Subsequent to the Fiscal Period End

On September 9, 2018, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of each Fund referred to below (each an “Acquired Fund”), each a series of the Trust, into a corresponding newly organized series (each an “Acquiring Fund”) of North Square Investments Trust, also listed below. The reorganization of each Acquired Fund is subject to approval by its shareholders.

Acquired Fund	Acquiring Fund
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund

Each Acquiring Fund’s investment objective, principal investment strategies, and fundamental and non- fundamental policies will be identical to those of the corresponding Acquired Fund. Following the reorganizations, each Acquired Fund’s current investment advisor, Oak Ridge Investments, LLC (“ORI”), will be replaced by North Square Investments, LLC (“NSI”), which will serve as investment advisor to each Acquiring Fund. ORI will serve as the sub-advisor to those Acquiring Funds that correspond to the Acquired Funds for which ORI currently acts as sole investment advisor (Oak Ridge Small Cap Growth Fund, Oak Ridge Disciplined Growth Fund, Oak Ridge Multi Strategy Fund, and Oak Ridge Dividend Growth Fund). Algert Global, LLC, which currently serves as the sub-advisor to the Oak Ridge International Small Cap Fund and Oak Ridge Dynamic Small Cap Fund, and Capital Innovations, LLC, which currently serves as the sub-advisor to the Oak Ridge Global Resources & Infrastructure Fund, will continue to serve as the sub-advisors to the corresponding Acquiring Funds. Each Acquiring Fund will have the same portfolio management team as each corresponding Acquired Fund.

The Plan provides for each Acquired Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of each Acquired Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganizations are not expected to result in the recognition of gain or loss by any of the Acquired Funds or their shareholders for federal tax purposes. ORI and NSI have agreed to bear the costs of each Acquired Fund related to the reorganizations.

The Trust will call a shareholder meeting at which shareholders of each Acquired Fund will be asked to consider and vote on the Plan with respect to their Acquired Fund. If all of the reorganizations are approved by their respective shareholders, the reorganizations are expected to take effect in the first quarter of2019.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/29/19

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/29/19

*	Print the name and title of each signing officer under his or her signature.